UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: DECEMBER 31, 2005         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

December 31, 2005

Schedule of Portfolio Investments (unaudited)	Principal
Security Description	Amount	Value
U.S. Government and Agency Obligations - 112.5%[1]
Federal Home Association/Veteran’s Association – 0.7%
FHA/VA, 4.125%, 10/20/17 to 10/20/26[2]	$1,298,109	$1,301,165
FHA/VA, 4.750%, 08/20/23[2]	178,547	179,366

Total Federal Home Association/Veteran’s Association		1,480,531

Federal Home Loan Mortgage Corporation – 19.5%
FHLMC, 1.876%, 03/15/08	617,278	613,309
FHLMC, 2.825%, 07/01/34[2]	2,196,734	2,141,432
FHLMC, 3.065%, 05/01/34[2]	1,224,657	1,198,519
FHLMC, 4.720%, 06/15/35[2,10]	13,377,537	13,363,957
FHLMC, 5.000%, 06/01/09 to 05/01/18	5,703,572	5,654,046
FHLMC, 5.500%, 11/01/17 to 09/01/19	3,198,917	3,219,413
FHLMC, 5.500%, TBA	1,150,000	1,156,469
FHLMC, 6.000%, 09/01/17 to 05/01/35	2,093,203	2,118,264
FHLMC, 6.000%, TBA	1,000,000	1,009,687
FHLMC, 7.500%, 04/01/15	959,532	1,007,681
FHLMC Gold Pool, 4.000%, 09/01/20	5,699,435	5,432,169
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	1,144,943	1,134,146
FHLMC Gold Pool, 6.000%, 09/01/17	1,327,456	1,355,011
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	462,034	485,256
FHLMC Gold Pool, 8.500%, 05/01/25 to 12/01/25	168,857	183,157
FHLMC IO Strip, 2.630%, 11/15/30[2]	522,734	25,002
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,087,718	274,287
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	6,752,876	1,453,880
FHLMC IO Strip, 7.500%, 10/01/27	102,121	22,804
FHLMC IO Strip, 8.000%, 06/01/31	25,624	5,632
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	900,000	887,855
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	263,260	275,608
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	458,906	474,257

Total Federal Home Loan Mortgage Corporation		43,491,841

Federal National Mortgage Association – 71.8%
FNMA, 3.180%, 07/25/44	627,866	620,236
FNMA, 3.558%, 09/01/33[2]	1,737,925	1,734,549
FNMA, 4.280%, 03/25/33[9]	2,925,220	2,901,804
FNMA, 4.630%, 08/25/32[2]	99,105	99,112
FNMA, 4.640%, 09/26/33[2]	77,792	77,814
FNMA, 4.670%, 10/25/33[2]	2,155,049	2,158,686
FNMA, 4.690%, 06/25/35[2,10]	6,009,996	6,016,470
FNMA, 4.930%, 03/25/35 to 07/25/44[2,10]	18,104,833	18,169,799
FNMA, 5.000%, 07/01/18 to 09/01/19	5,480,210	5,428,947
FNMA, 5.000%, TBA	59,600,000	58,948,095
FNMA, 5.250%, 04/15/07	60,000	60,351
FNMA, 5.500%, 11/01/18 to 12/01/18	3,832,937	3,857,924
FNMA, 5.500%, TBA	2,300,000	2,308,876
FNMA, 5.700%, 07/01/09	942,175	947,864
FNMA, 5.730%, 11/01/08	272,793	276,094
FNMA, 6.000%, 03/01/17 to 08/01/17	1,369,349	1,399,768
FNMA, 6.010%, 12/01/08	4,447,576	4,530,262
FNMA, 6.040%, 10/01/08	1,182,185	1,203,381
FNMA, 6.220%, 07/01/08	208,496	212,537
FNMA, 6.230%, 07/01/08 to 09/01/08	2,921,319	2,982,009
FNMA, 6.265%, 06/01/08	90,325	92,069
FNMA, 6.305%, 02/01/08	11,659	11,808
FNMA, 6.310%, 07/01/08	285,268	291,292
FNMA, 6.473%, 10/25/31[9]	424,987	423,657
FNMA, 6.500%, 04/01/17	1,487,054	1,527,846
FNMA, 6.510%, 01/01/08[10]	148,955	151,682
FNMA, 6.590%, 12/01/07	335,228	341,383
FNMA, 6.620%, 01/01/08	139,594	142,377
FNMA, 6.620%, 11/01/07	1,726,834	1,757,329
FNMA, 6.725%, 10/01/07	179,780	182,985
FNMA, 6.740%, 06/01/09	926,796	931,420

Managers Short Duration Government Fund

December 31, 2005

Schedule of Portfolio Investments (unaudited)	Principal
Security Description	Amount	Value
FNMA, 6.750%, 08/01/07	$1,796,251	$1,824,285
FNMA, 6.825%, 09/01/07	2,328,304	2,369,699
FNMA, 7.500%, 10/01/15 to 12/25/42	5,585,862	5,841,323
FNMA, 7.516%, 08/25/31[9]	621,011	619,136
FNMA Grantor Trust, 4.650%, 05/25/32[2]	877,247	877,813
FNMA Grantor Trust, 4.670%, 03/25/33[2]	667,092	667,224
FNMA Grantor Trust, 4.680%, 01/25/35[2]	4,617,369	4,622,105
FNMA IO Strip, 2.719%, 01/25/242	180,256	11,723
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	5,184,380	1,223,970
FNMA IO Strip, 7.500%, 11/18/14	287,953	40,449
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	395,487	96,197
FNMA IO Strip, 9.000%, 12/15/16	99,298	25,528
FNMA Whole Loan, 4.730%, 05/25/35[2,10]	8,918,606	8,917,213
FNMA Whole Loan, 4.980%, 02/25/47[2]	1,884,876	1,891,473
FNMA Whole Loan, 6.359%, 07/25/33[2,10]	11,559,543	11,573,218

Total Federal National Mortgage Association		160,389,782

Government National Mortgage Association – 20.0%
GNMA, 3.500%, 07/20/35 to 09/20/35[2,10]	12,460,989	12,259,350
GNMA, 3.750%, 01/20/32[2]	708,597	703,925
GNMA, 4.000%, 10/20/32 to 09/20/35[2,10]	6,748,428	6,702,904
GNMA, 4.125%, 11/20/17 to 11/20/27[2]	1,502,993	1,514,177
GNMA, 4.250%, 01/20/28[2]	234,567	235,495
GNMA, 4.375%, 03/20/21 to 05/20/27[2]	4,625,086	4,642,544
GNMA, 4.500%, 08/20/32 to 01/20/34[2,10]	17,538,167	17,516,491
GNMA, 4.750%, 07/20/18 to 08/20/26[2]	613,749	617,169
GNMA, 6.000%, 07/20/28	413,292	413,948
GNMA, 9.500%, 07/15/09 to 12/15/17	44,222	48,081

Total Government National Mortgage Association		44,654,084

U.S. Treasury Notes- 0.5%
USTN, 2.625%, 05/15/08[7]	1,260,000	1,210,388

Total U.S. Government and Agency Obligations (cost $252,732,323)		251,226,626
Asset-Backed Securities – 20.7%
Asset Securitization Corp., 7.040%, 11/13/29	2,645,525	2,668,532
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.616%, 04/11/37[2]	5,337,941	234,582
Countrywide Home Loans, 5.030%, 02/25/35[2]	5,078,889	5,085,174
CS First Boston Mortgage Sec. Corp., IO Strip, Series 1998-C1, Class AX, 0.973%, 05/17/40[2]	3,466,545	117,462
CS First Boston Mortgage IO Strip, 0.597%, 12/15/35[2]	1,736,831	75,790
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,443,704	1,485,477
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 4.850%, 11/25/35[2]	1,800,000	1,803,094
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	554,801
GMAC, 6.957%, 09/15/35	1,570,000	1,689,595
GMAC, 7.724%, 03/15/33[7]	7,341,000	7,988,045
GMAC, Series 1999-C1 IO Strip, Class X, 0.592%, 05/15/33[2]	10,298,851	195,318
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,130,000	1,224,852
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,707,968
Harborview Mortgage Loan Trust, 4.893%, 11/19/34[2]	5,947,595	5,948,970
LB Commercial Conduit Mortgage Trust, 5.870%, 10/15/35	203,563	203,410
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,665,672	2,854,484
Morgan Stanley Capital, Inc. 6.760%, 03/15/32	1,104,725	1,119,851
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,351,000	2,538,471
Salomon Brothers Mortgage, 7.455%, 07/18/33	331,099	355,285
Structured Asset Investment Loan Trust, 5.070%, 12/25/34[2]	5,000,000	5,040,597
Washington Mutual, Class 2A3, Series 2005-AR2, 4.880%, 01/25/45[2]	3,443,196	3,443,196

Total Asset-Backed (cost $47,860,258)		46,334,954
Preferred Stock – 0.9%[3]	Shares
Home Ownership Funding Corp., 13.331% (cost $2,396,477)	7,300	2,037,385

Managers Short Duration Government Fund

December 31, 2005

Schedule of Portfolio Investments (unaudited)	Notional
Security Description	Amount	Value
Written Swaptions – 0.1%
3-Month LIBOR, 30 Year Swap (Call), 5.085%, 06/28/06	$3,900,000	$136,013
3-Month LIBOR, 30 Year Swap (Put), 5.085%, 06/28/06	3,900,000	136,013

Total Written Swaptions (cost $272,026)		272,026

Short-Term Investments – 3.2%	Shares

Other Investment Companies – 2.8%[4]
Bank of New York Institutional Cash Reserves Fund, 4.30%8	6,170,738	6,170,738
U.S. Government Agency Discount Notes - 0.4%[5,6]	Principal Amount
FHLMC Discount Notes, 0.000%, 05/30/06	$25,000	24,550
FHLMC Discount Notes, 0.000%, 08/22/06	650,000	630,939
FHLMC Discount Notes, 0.000%, 09/29/06	100,000	96,570
FNMA Discount Notes, 0.000%, 02/24/06	50,000	49,697
FNMA Discount Notes, 0.000%, 07/17/06	100,000	97,546
Total U.S. Government Agency Discount Notes		899,302

Total Short-Term Investments (cost $6,827,856)		7,070,040

Total Investments – 137.4% (cost $310,088,940)		306,941,031

Other Assets, less Liabilities – (37.4)%		(83,595,767)

Net Assets - 100.0%		$223,345,264

Managers Intermediate Duration Government Fund

December 31, 2005

Schedule of Portfolio Investments (unaudited)	Principal
Security Description	Amount	Value
U.S. Government and Agency Obligations – 96.6%[1]

Federal Home Mortgage Corporation – 58.3%
FHLMC, 4.500%, 04/01/35	$876,176	$826,140
FHLMC, 4.500%, TBA	8,400,000	7,901,250
FHLMC, 5.000%, 05/01/18	640,093	634,627
FHLMC, 5.500%, 11/01/17 to 07/01/35	8,239,732	8,217,902
FHLMC, 5.500%, TBA	14,300,000	14,165,938
FHLMC, 6.000%, 09/01/17 to 07/01/35[10]	16,188,642	16,370,135
FHLMC, 6.000%, TBA	10,000,000	10,096,880
FHLMC, 7.500%, 01/01/31	97,663	102,578
FHLMC Gold Pool, 4.000%, 09/01/20	1,199,950	1,143,680
FHLMC Gold Pool, 4.500%, 05/01/34 to 10/01/35	13,234,525	12,458,411
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	525,965	521,006
FHLMC Gold Pool, 5.500%, 10/01/33 to 06/01/35[10]	45,055,290	44,682,814
FHLMC Gold Pool, 6.000%, 05/01/35	913,971	923,184
FHLMC IO Strip, 2.230%, 11/15/18[2]	1,164,090	57,208
FHLMC IO Strip, 2.630%, 11/15/30[2]	424,568	20,307
FHLMC IO Strip, 3.180%, 09/15/16 to 10/15/16[2]	1,036,883	59,707
FHLMC IO Strip, 3.430%, 06/15/31[2]	148,628	12,557
FHLMC IO Strip, 4.500%, 04/15/22 to 09/15/35	2,195,478	489,839
FHLMC IO Strip, 5.000%, 05/15/17 to 08/01/35	10,415,492	2,307,027
FHLMC IO Strip, 6.000%, 05/01/31	19,145	3,921
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	154,354	156,055
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	642,469	663,960

Total Federal Home Loan Mortgage Corporation		121,815,126

Federal National Mortgage Association – 37.9%
FNMA, 4.500%, 12/01/18 to 03/01/35	1,335,217	1,273,661
FNMA, 4.500%, TBA	6,300,000	5,931,841
FNMA, 4.930%, 03/25/35[2]	3,914,954	3,933,762
FNMA, 5.000%, 06/01/18 to 07/01/18	1,758,032	1,741,750
FNMA, 5.000%, TBA	19,100,000	18,891,084
FNMA, 5.500%, 03/01/17 to 03/01/19	4,937,976	4,970,851
FNMA, 5.500%, TBA	34,500,000	34,155,000
FNMA, 6.000%, 08/01/17	756,706	773,512
FNMA, 6.500%, 11/01/28 to 07/01/32	1,057,311	1,086,708
FNMA, 7.000%, 03/25/24	2,750,000	2,897,152
FNMA, 7.500%, 10/25/42	369,035	386,303
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,213,704	325,535
FNMA IO Strip, 4.500%, 03/25/09 to 09/01/33	1,286,747	144,098
FNMA IO Strip, 5.000%, 05/01/34 to 12/01/35	9,188,380	2,113,576
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	665,436	136,513
FNMA PO Strip, 0.000%, 07/01/33[5]	638,080	480,102

Total Federal National Mortgage Association		79,241,448

Government National Mortgage Association – 0.4%
GNMA, 4.125%, 11/20/17 to 12/20/17[2]	124,658	125,569
GNMA, 4.375%, 03/20/16 to 05/20/21[2]	259,703	260,441
GNMA, 4.750%, 08/20/17 to 08/20/18[2]	188,174	189,209
GNMA, 7.500%, 09/15/28 to 11/15/31	257,871	271,467

Total Government National Mortgage Association		846,686

Total U.S. Government and Agency Obligations (cost $203,158,020)		201,903,260

Asset-Backed Securities – 12.9%
American Home Mortgage Investment Trust, 3.280%, 04/25/44[2]	581,466	570,456
American Home Mortgage Investment Trust, 4.390%, 02/25/45[2]	2,363,332	2,315,969
American Home Mortgage Investment Trust, 5.001%, 06/25/45[2]	637,770	634,415
Bank of America Funding Corp., 4.003%, 12/20/34[2]	1,250,575	1,245,020
Bear Stearns Alt-A Trust, 5.297%, 04/25/35[2]	915,890	908,127
Chase Funding Mortgage Loan Asset-Backed, 4.680%, 01/25/20[2]	92,396	92,400
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	971,813	980,784
Countrywide Alternative Loan Trust, 4.830%, 05/25/35[2]	1,330,033	1,321,864
Countrywide Home Loan, 4.514%, 05/20/35[2]	583,691	578,513

Managers Intermediate Duration Government Fund

December 31, 2005

Schedule of Portfolio Investments (unaudited)	Principal
Security Description	Amount	Value
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 4.950%, 11/25/34[2]	$860,732	$858,844
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.156%, 12/20/35[2]	493,883	493,130
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	224,178	230,664
GSMPS Mortgage Loan Trust, 4.880%, 03/25/35[2]	670,373	671,733
GSR Mortgage Loan Trust, 3.685%, 05/25/34[2]	771,400	761,490
Harborview Mortgage Loan Trust, 3.765%, 11/19/34[2]	1,017,329	999,723
Master Alternative Loans Trust, 6.000%, 01/25/35	2,559,400	2,569,209
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,950,963	2,089,151
Morgan Stanley Mortgage Loan Trust, 6.213%, 08/25/35[2]	2,375,130	2,395,171
New Century Home Equity Loan Trust, 4.780%, 08/25/34[2]	174,690	174,708
Residential Asset Mortgage Products, Inc., Series-RS1, Class AII1, 4.640%, 01/25/35[2]	1,663,429	1,663,839
Residential Asset Securities Corp., Series 2004-KS11, Class AI1, 4.670%, 08/25/25[2]	678,256	678,323
Structured Asset Securities Corp., Series 2005-RF1, Class A, 4.880%, 03/25/35[2]	839,236	836,132
Washington Mutual Mortgage Pass-Through Certificates, Class 3CB1, Series 2005-8, 6.000%, 10/25/35	3,827,514	3,849,147
Total Asset-Backed Securities (cost $27,194,148)		26,918,812
Preferred Stocks - 0.4%[3]	Shares
Home Ownership Funding Corp., 13.331%	1,500	418,641
Home Ownership Funding Corp. 2, 13.338%	1,500	418,734
Total Preferred Stocks (cost $789,486)		837,375
Short-Term Investments – 33.4%
Other Investment Companies – 33.4%[4,10]
AIM Liquid Asset Portfolio, Institutional Class Shares, 4.21%	25,853,328	25,853,328
Calvert Cash Reserves Institutional Prime Fund, 4.10%	15,417,876	15,417,876
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.14%	20,128,878	20,128,878
Vanguard Prime Money Market Fund, Institutional Class, 4.01%	8,366,560	8,366,560
Total Other Investment Companies		69,766,642
U.S. Government Agency Discount Notes- 0.0%5,6,#	Principal Amount
FNMA Discount Notes, 0.000%, 02/27/06	$50,000	49,679
FNMA Discount Notes, 0.000%, 03/01/06	50,000	49,663

Total U.S. Government Agency Discount Notes		99,342

Total Short-Term Investments (cost $69,866,050)		69,865,984

Total Investments – 143.3% (cost $301,007,704)		299,525,431

Other Assets, less Liabilities – (43.3)%		(90,587,516)

Net Assets - 100.0%		$208,937,915

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$310,088,940	$737,127	$(3,885,035)	$(3,147,908)
Intermediate Duration	301,007,704	1,207,327	(2,248,029)	(1,040,702)

[1]	Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at December 31, 2005.
[2]	Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at December 31, 2005.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$2,037,385	0.9%
Intermediate Duration	837,375	0.4%

[4]	Yield shown for an investment company represents the December 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Zero-coupon security.
[6]	Security pledged to cover margin requirements for open futures positions at December 31, 2005.
[7]	Some or all of these securities were out on loan to various brokers as of December 31, 2005, amounting to $6,003,500, representing 2.7% of net assets for Short Duration.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.
[9]	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[10]	Some or all of these securities have been segregated for delayed delivery transactions and reverse repurchase agreements.
#	Rounds to less than 0.1%

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	99.3%	0.7%	0.0%	0.0%	0.0%	0.0%
Intermediate Duration	99.7	0.3	0.0	0.0	0.0	0.0

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHA/VA: Federal Home Association/Veteran’s Association

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTN: United States Treasury Note

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	February 15, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	February 15, 2006